Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	1,375,971	656,594	2,209,385	1,041,194	2,326,350	2,103,684
Occupancy expenses	7,592	6,449	18,224	14,527	28,062	30,521
Research and development	37	94,777	65,409	150,970	260,335	1,825,728
TOTAL OPERATING EXPENSES	1,383,600	757,820	2,293,018	1,206,691	2,614,747	3,959,933
LOSS FROM OPERATIONS	(1,383,600)	(757,820)	(2,293,018)	(1,206,691)	(2,614,747)	(3,959,933)
OTHER INCOME (EXPENSE)
Interest expense	(446,082)	(494,989)	(1,121,307)	(1,119,527)	(1,314,539)	(2,789,196)
Interest income	3	23	6	27	31	87
Change in fair value of derivative liabilities	(675,024)	39,470	(156,068)	(1,931,646)	(2,472,146)	(7,612)
Gain (loss) on debt settlements, net		(132)		14,289	14,101	(18,585)
Gain (loss) on extinguishment of debt, net	20,176	(20,355)	20,176	1,165,516	1,204,242	251,392
Foreign currency transaction gain (loss)	617,561	(333,205)	82,411	(613,912)	(690,748)	(694,614)
TOTAL OTHER INCOME (EXPENSE)	(483,366)	(809,188)	(1,174,782)	(2,485,253)	(3,259,059)	(3,258,528)
LOSS BEFORE TAXES	(1,866,966)	(1,567,008)	(3,467,800)	(3,691,944)	(5,873,806)	(7,218,461)
TAX (EXPENSE) BENEFIT	(143)	116,970	108,751	116,970	115,437	179,306
NET LOSS	$ (1,867,109)	$ (1,450,038)	$ (3,359,049)	$ (3,574,974)	$ (5,758,369)	$ (7,039,155)
BASIC AND DILUTED NET LOSS PER SHARE	$ (1.25)	$ (41.33)	$ (2.64)	$ (11.57)	$ (10.97)	$ (178.75)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	1,492,757	35,081	1,273,029	309,114	524,939	39,381
NET LOSS	$ (1,867,109)	$ (1,450,038)	$ (3,359,049)	$ (3,574,974)	$ (5,758,369)	$ (7,039,155)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	(629,494)	358,279	(65,807)	634,495	709,069	499,678
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(629,494)	358,279	(65,807)	634,495	709,069	499,678
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (2,496,603)	$ (1,091,759)	$ (3,424,856)	$ (2,940,479)	$ (5,049,300)	$ (6,539,477)